Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt

	December 31, 2025 $	December 31, 2024 $
U.S. Dollar-denominated Revolving Credit Facility due from 2026 to 2027	135,000	165,000
U.S. Dollar-denominated Term Loans and Bonds due from 2026 to 2030	664,849	724,874
Norwegian Krone-denominated Bonds due in 2026	99,142	175,646
Total principal	898,991	1,065,520
Unamortized discount and debt issuance costs	(6,936)	(5,981)
Total debt	892,055	1,059,539
Less current portion	(296,188)	(177,093)
Long-term debt	595,867	882,446